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                      Supplement dated October 31, 2002 to
      the Eureka Funds Class A and B Shares and Trust Shares Prospectuses
                             dated January 30, 2002
                                      and
              the Eureka Funds Statement of Additional Information
                             dated January 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING INFORMATION IN THE "EQUITY FUND" COLUMN IN THE TABLE UNDER THE HEADING "ADDITIONAL INVESTMENT PRACTICES AND RISKS -- INVESTMENT PRACTICES" ON PAGE 59 OF THE CLASS A AND B SHARES PROSPECTUS AND ON PAGE 46 OF THE TRUST SHARES PROSPECTUS IS REVISED AS FOLLOWS:

In the row labeled "Investment Company Securities -- Non-money market mutual funds," the symbol "-" should be replaced with the number "10".

IN THE SECTION ENTITLED "INVESTMENT OBJECTIVE AND POLICIES -- ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS -- INVESTMENT COMPANY SECURITIES" ON PAGE 11 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE SECOND SENTENCE IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

The Global Fund and the Equity Fund may each invest up to 10% of its total assets in non-money market investment company securities.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.